UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund: BlackRock New York Municipal Income Trust (BNY)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 137.3%

New York — 136.1%
Corporate — 4.6%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35	$280	$294,523
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT:
5.00%, 07/01/22	650	700,856
5.00%, 07/01/28	795	836,197
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	3,195	3,786,714
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42	2,820	2,741,294

		8,359,584
County/City/Special District/School District — 26.1%
City of New York, GO, Refunding, Series E:
5.50%, 08/01/25	1,115	1,261,143
5.00%, 08/01/30	1,000	1,091,670
City of New York, GO:
Series A-1, 5.00%, 08/01/35	1,000	1,060,470
Series D, 5.38%, 06/01/32	25	25,078
Series E-1, 5.00%, 03/01/44	570	629,884
Series G-1, 6.25%, 12/15/31	15	15,079
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	690	758,945
Sub-Series G-1, 5.00%, 04/01/22(b)	300	327,579
Sub-Series G-1, 5.00%, 04/01/28	330	356,044
Sub-Series G-1, 5.00%, 04/01/29	750	808,680
Sub-Series I-1, 5.38%, 04/01/19(b)	465	471,891
Sub-Series I-1, 5.38%, 04/01/36	65	65,882
Refunding Series I, 5.00%, 08/01/30	1,000	1,083,260
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(c)	2,000	368,440
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/45	3,700	4,033,814
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(c)	1,960	695,584

Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York Industrial Development Agency, RB, PILOT (continued):
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(c)	$1,500	$454,095
(AMBAC), 5.00%, 01/01/39	3,000	3,039,570
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	150	151,008
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	175	177,482
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/40	2,975	3,253,073
City of New York Industrial Development Agency, RB, PILOT, Yankee Stadium Project (NPFGC):
4.75%, 03/01/46	350	350,126
5.00%, 03/01/46	500	502,665
County of Nassau New York, GO, Refunding Series B, 5.00%, 04/01/32	835	928,153
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	125	135,186
5.75%, 02/15/47	75	80,259
Hudson Yards Infrastructure Corp., Refunding RB, Fiscal 2017, Series A, 5.00%, 02/15/42	3,245	3,560,511
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 07/15/47	2,000	2,080,800
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,200	1,246,848
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	1,835	1,879,095
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	480	494,304
4 World Trade Center Project, 5.00%, 11/15/31	860	914,696
4 World Trade Center Project, 5.00%, 11/15/44	7,655	8,086,895
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	1,935	1,992,760

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB (continued):
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	$1,420	$1,508,920
7 World Trade Center Project, Class 3, 5.00%, 03/15/44	2,070	2,191,447
World Trade Center Project, 5.75%, 11/15/51	1,340	1,460,814

		47,542,150
Education — 29.4%
Amherst Development Corp., Refunding RB:
Daemen College Project, 5.00%, 10/01/43	380	398,145
Daemen College Project, 5.00%, 10/01/48	290	302,661
University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	1,100	1,152,239
Build NYC Resource Corp., RB, Inwood Academy for Leadership Charter School Project, Series A, 5.13%, 05/01/38(a)	660	653,981
Build NYC Resource Corp., Refunding RB, City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	272,558
City of New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 01/01/39	750	753,585
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	225	247,901
Carnegie Hall, 4.75%, 12/01/39	2,000	2,043,980
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	3,135	3,258,927
Series B, 4.00%, 08/01/35	470	473,807
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 06/01/19(b)	625	639,750

Security	Par (000)	Value
Education (continued)
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 5.00%, 06/01/35	$245	$259,644
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 05/01/34	170	180,989
County of Dutchess New York Industrial Development Agency, RB, Bard College Civic Facility, Series A-2, 4.50%, 08/01/36	2,155	1,972,040
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	240	265,351
5.00%, 07/01/48	360	396,486
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	395	436,447
4.00%, 07/01/46	745	744,970
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 07/01/21(b)	1,900	2,044,020
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/23(b)	320	359,200
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 03/01/20(b)	1,165	1,204,027
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	360	372,510
5.00%, 07/01/42	220	226,659
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 09/01/41	750	803,018
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(b)	700	749,609

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 09/01/44	$500	$547,860
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.25%, 11/01/24	155	166,191
Convent of the Sacred Heart (AGM), 5.63%, 11/01/32	750	805,455
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	210	225,947
New York University Mount Sinai School of Medicine, 5.13%, 07/01/19(b)	2,000	2,042,160
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	1,440	1,774,368
New York University, Series B, 5.00%, 07/01/37	1,250	1,350,062
Series B, 5.75%, 03/15/19(b)	600	608,688
State University Dormitory Facilities, Series A, 5.00%, 07/01/19(b)	750	765,450
State University Dormitory Facilities, Series A, 5.00%, 07/01/41(b)	2,000	2,120,040
State University Of New York Dormitory Facilities, Series A, 5.00%, 07/01/43	845	940,063
Teachers College, Series B, 5.00%, 07/01/42	1,225	1,307,602
Touro College & University System, Series A, 5.25%, 01/01/34	800	856,888
Touro College & University System, Series A, 5.50%, 01/01/39	2,000	2,150,580
University of Rochester, Series A, 5.13%, 07/01/19(b)	740	755,851
University of Rochester, Series A, 5.75%, 07/01/19(b)	565	579,419
University of Rochester, Series A, 5.13%, 07/01/39	110	112,113
University of Rochester, Series A, 5.75%, 07/01/39	85	87,066
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 05/15/29	2,000	2,167,480
Barnard College, Series A, 5.00%, 07/01/33	530	591,199

Security	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Brooklyn Law School, 5.75%, 07/01/33	$475	$483,659
Cornell University, Series A, 5.00%, 07/01/40	800	832,368
Culinary Institute of America, 5.00%, 07/01/42	300	314,913
Fordham University, 5.00%, 07/01/44	850	924,061
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,380	1,508,892
New York University, Series A, 5.00%, 07/01/37(b)	1,790	1,933,289
Rochester Institute of Technology, 5.00%, 07/01/42	1,790	1,917,770
Skidmore College, Series A, 5.00%, 07/01/28	75	79,761
Skidmore College, Series A, 5.25%, 07/01/29	85	91,121
St. John’s University, Series A, 5.00%, 07/01/37	835	912,989
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	2,355	2,626,249
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	445	495,637
Teachers College, 5.50%, 03/01/19(b)	450	455,463
St. John’s Univerisity, Series A, 5.00%, 07/01/34	250	276,013
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/35	415	456,118
Hofstra University Project, 5.00%, 07/01/47	120	130,724

		53,606,013
Health — 13.6%
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	2,600	2,494,934
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 07/01/40	300	318,618

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	$430	$430,099
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	189,862
5.00%, 12/01/46	320	341,443
Series A, 5.00%, 12/01/32	240	256,680
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	1,650	1,761,920
County of Nassau New York Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 5.00%, 07/01/42	2,800	2,903,096
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	230	246,233
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,130	3,282,494
Series B, 6.00%, 11/01/20(b)	435	467,747
Series B, 6.00%, 11/01/30	65	68,947
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
5.00%, 01/01/28	675	719,273
5.00%, 01/01/34	1,250	1,315,563
State of New York Dormitory Authority, RB(b):
New York State Association for Retarded Children, Inc., Series A, 6.00%, 07/01/19	500	513,410
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 07/01/19	200	205,364
New York University Hospitals Center, Series A, 6.00%, 07/01/20	500	532,045
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	500	515,065

Security	Par (000)	Value
Health (continued)
State of New York Dormitory Authority, Refunding RB:
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	$915	$1,014,607
Miriam Osborn Memorial Home Association, 5.00%, 07/01/29	290	294,214
Mount Sinai Hospital, Series A, 5.00%, 07/01/26	1,385	1,443,807
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	1,750	1,872,832
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	1,000	1,070,190
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/43	1,430	1,524,580
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 05/01/33	1,100	1,117,193

		24,900,216
Housing — 4.8%
City of New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	1,140	1,230,710
5.00%, 07/01/33	500	532,655
City of New York Housing Development Corp., Refunding RB:
M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	925	944,684
Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43(d)	2,830	2,778,805
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	355	378,253
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	495	493,342
M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	1,440	1,444,795

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Housing (continued)
State of New York HFA, RB (continued):
Series H, 4.25%, 11/01/51	$1,000	$1,001,410

		8,804,654
State — 15.2%
City of New York Transitional Finance Authority, RB, Future Tax Secured, 5.00%, 02/01/32	5,000	5,487,050
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series A-3, 4.00%, 07/15/38	2,360	2,363,658
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB:
Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	2,500	2,645,550
Future Tax Secured Subordinate Bond, Sub-Series C-3, 5.00%, 05/01/41	355	394,377
Series A-2, 5.00%, 08/01/38	1,420	1,575,845
Sub-Series B-2, 5.00%, 08/01/45	1,725	1,897,949
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 03/15/42	4,380	4,649,939
General Purpose, Series C, 5.00%, 03/15/34	2,185	2,307,273
Group 4, Series A, 5.00%, 03/15/45	1,160	1,286,196
Series A, 5.00%, 03/15/36	1,360	1,513,054
Series A, 5.00%, 02/15/42	1,500	1,642,470
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 03/15/30	885	970,252
5.00%, 03/15/32	1,000	1,092,010

		27,825,623
Tobacco — 3.9%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,000	1,028,980
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	1,500	1,325,730
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	1,470	1,501,561

Security	Par (000)	Value
Tobacco (continued)
Counties of New York Tobacco Trust VI, Refunding RB (continued):
Tobacco Settlement Pass-Through, Series B, 5.00%, 06/01/45	$130	$135,403
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	150	146,718
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	250	264,232
5.25%, 05/15/40	110	115,319
TSASC, Inc., Refunding RB, Series B, 5.00%, 06/01/45	1,125	1,105,459
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	725	672,633
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	870	882,328

		7,178,363
Transportation — 29.7%
Buffalo & Fort Erie Public Bridge Authority, RB, Toll Bridge System, 5.00%, 01/01/47	535	582,808
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/23(b)	540	616,718
Series C, 6.50%, 11/15/28	195	195,335
Series D, 5.25%, 11/15/21(b)	220	240,346
Series E, 5.00%, 11/15/38	4,000	4,286,240
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	750	777,652
Green Bonds, Series A-1, 5.25%, 11/15/56	750	815,550
Series D, 5.25%, 11/15/21(b)	780	852,134
Series D, 5.25%, 11/15/23(b)	910	1,039,284
Series F, 5.00%, 11/15/30	2,000	2,158,860
Series F, 5.00%, 11/15/35	500	546,410
Transportation, Series D, 5.00%, 11/15/20(b)	800	847,152

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	$2,695	$2,834,358
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/41	1,040	1,084,158
5.00%, 07/01/46	5,960	6,200,844
5.25%, 01/01/50	560	589,333
(AGM), 4.00%, 07/01/41	800	791,728
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	2,305	2,378,806
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC, Special Project, AMT (NPFGC):
Series 6, 5.75%, 12/01/22	6,000	6,239,640
Series 8, 6.00%, 12/01/42	1,000	1,070,710
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	750	816,855
179th Series, 5.00%, 12/01/38	575	634,507
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	640	627,315
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	500	539,445
Consolidated, 195th Series, AMT, 5.00%, 04/01/36	750	821,730
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 01/01/56	920	1,000,518
State of New York Thruway Authority, Refunding RB, General:
2nd Highway & Bridge Trust, Series A, 5.00%, 04/01/32	2,500	2,705,800
Series I, 5.00%, 01/01/27	1,000	1,064,880
Series I, 5.00%, 01/01/37	1,760	1,855,621
Series I, 5.00%, 01/01/42	280	294,350
Series J, 5.00%, 01/01/41	2,000	2,173,980
Series K, 5.00%, 01/01/32	2,575	2,832,320
Triborough Bridge & Tunnel Authority, RB:
Series A, 5.00%, 11/15/42	1,000	1,105,190
Series B, 5.00%, 11/15/40	350	387,082
Series B, 5.00%, 11/15/45	310	341,822

Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(c)	$1,700	$988,550
General, Series A, 5.25%, 11/15/45(b)	590	663,408
General, Series A, 5.00%, 11/15/50	500	546,220
Series B, 5.00%, 11/15/38	515	572,376

		54,120,035
Utilities — 8.8%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	1,000	1,091,610
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 06/15/31	1,000	1,040,540
Long Island Power Authority, RB:
5.00%, 09/01/38	2,750	3,054,205
General, Electric Systems, 5.00%, 09/01/47	490	534,120
General, Electric Systems, 5.00%, 09/01/36	340	375,989
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(b)	500	535,095
General, Electric Systems, Series C (CIFG), 5.25%, 09/01/29	2,000	2,329,400
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.75%, 04/01/19(b)	4,000	4,064,600
Series B, 5.00%, 09/01/41	200	217,952
Series B, 5.00%, 09/01/46	250	271,553
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	350	372,501

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	$2,000	$2,164,760
		16,052,325

Total Municipal Bonds in New York		248,388,963

Puerto Rico — 1.2%
Tobacco — 1.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	2,220	2,250,214

Total Municipal Bonds in Puerto Rico		2,250,214

Total Municipal Bonds — 137.3% (Cost — $243,835,522)		250,639,177

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New York — 32.3%
County/City/Special District/School District — 10.4%
City of New York, GO:
Sub-Series G-1, 5.00%, 04/01/29	4,370	4,709,899
Sub-Series I-1, 5.00%, 03/01/36	1,500	1,642,837
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	1,200	1,339,914
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012 (f):
5.75%, 02/15/21(b)	774	832,391
5.75%, 02/15/47	476	512,062
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,000,865
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	2,610	2,808,108

		18,846,076
Education — 2.1%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	3,527	3,855,276

State — 4.2%
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	660	664,466

Security	Par (000)	Value
State (continued)
City of New York Transitional Finance Authority, RB, Future Tax Secured:
Sub-Series D-1, 5.00%, 11/01/38	$825	$873,956
Sub-Series F-1, 5.00%, 05/01/38	1,424	1,576,750
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	750	838,140
4.00%, 10/15/32	1,000	1,040,285
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 03/15/41	1,500	1,580,587
State of New York Dormitory Authority, Refunding RB, Bid Group 4, Series C, 5.00%, 03/15/39	1,000	1,115,520

		7,689,704
Transportation — 4.5%
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.25%, 10/15/55	1,455	1,607,009
Consolidated, 210th Series, 5.00%, 09/01/48	1,900	2,110,187
Consolidated, Series 169th, 5.00%, 10/15/26	1,500	1,599,150
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	1,180	1,264,031
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	1,500	1,646,850

		8,227,227
Utilities — 11.1%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	5,310	5,636,264
Fiscal 2012, Series BB, 5.00%, 06/15/44	3,511	3,742,632
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	810	825,576

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	$6,868	$7,430,672
Restructuring, Series A, 5.00%, 12/15/35	2,000	2,235,910
Restructuring, Series B, 4.00%, 12/15/35	370	383,230

		20,254,284

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.3% (Cost — $57,428,400)		58,872,567

Total Long-Term Investments — 169.6% (Cost — $301,263,922)		309,511,744

Security	Shares	Value
Short-Term Securities — 0.7%
BlackRock Liquidity Funds New York Money Fund, Institutional Class, 1.42% (g)(h)	1,198,985	$1,198,985

Total Short-Term Securities — 0.7% (Cost — $1,198,985)		1,198,985

Total Investments — 170.3% (Cost — $302,462,907)		310,710,729
Liabilities in Excess of Other Assets — (0.2)%		(315,639)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.3)%		(33,420,900)
VMTP Shares at Liquidation Value — (51.8)%		(94,500,000)

Net Assets Applicable to Common Shares — 100.0%		$182,474,190

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on February 15, 2019, is $661,933.

(g)	Annualized 7-day yield as of period end.
(h)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund, Institutional Class	—	1,198,985	1,198,985	$1,198,985	$—	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,136,343	(2,136,343)	—	—	5,315	45	(259)

				$1,198,985	$5,315	$45	$(259)

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

8

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock New York Municipal Income Trust (BNY)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BARB — Building Aid Revenue Bonds

CAB — Capital Appreciation Bonds

CIFG — CIFG Assurance North America, Inc.

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

SONYMA — State of New York Mortgage Agency

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	13	12/19/18	$1,540	$9,386
Long U.S. Treasury Bond	36	12/19/18	4,973	103,044
5-Year U.S. Treasury Note	26	12/31/18	2,922	11,169

				$123,599

9

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock New York Municipal Income Trust (BNY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$309,511,744	$—	$309,511,744
Short-Term Securities	1,198,985	—	—	1,198,985

	$1,198,985	$309,511,744	$—	$310,710,729

Derivative Financial Instruments (b)
Assets:
Interest rate contracts	$123,599	$—	$—	$123,599

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

10

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock New York Municipal Income Trust (BNY)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	$—	$(33,315,024)	$—	$(33,315,024)
VMTP Shares at Liquidation Value	—	(94,500,000)	—	(94,500,000)

	$—	$(127,815,024)	$—	$(127,815,024)

During the period ended October 31, 2018, there were no transfers between levels.

11

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust

Date: December 19, 2018